Derivatives and Hedging - Gains (Losses) Associated with Fair Value and Cash Flow Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss)
After-tax amount of gain (loss) recognized in OCI	$ 5,499	$ (5,943)	$ (3,260)
After-tax amount of gain (loss) reclassified from AOCI into earnings	808	(4,823)	(2,959)
Commodity contracts
Derivative Instruments, Gain (Loss)
After-tax amount of gain (loss) recognized in OCI	44	401	(728)
Commodity contracts | Total cost of revenue
Derivative Instruments, Gain (Loss)
After-tax amount of gain (loss) reclassified from AOCI into earnings	52	(550)	(385)
Foreign currency contracts
Derivative Instruments, Gain (Loss)
After-tax amount of gain (loss) recognized in OCI	5,455	(6,344)	(2,532)
Foreign currency contracts | Total cost of revenue
Derivative Instruments, Gain (Loss)
After-tax amount of gain (loss) reclassified from AOCI into earnings	1,805	(3,224)	(1,525)
Foreign currency contracts | Corporate general and administrative expense
Derivative Instruments, Gain (Loss)
Pre-tax net gains (losses) recognized in earnings associated with hedging instruments designated as fair value hedges	5,415	(2,886)	(5,191)
Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss)
After-tax amount of gain (loss) reclassified from AOCI into earnings	$ (1,049)	$ (1,049)	$ (1,049)